Options and Warrants (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Recorded expense	$ 136,986	$ 280,764	$ 1,064,086	$ 887,173
Number of common shares reserved for future issuance			846,771
Options and Warrants [Member]
Modified estimated fair values			$ 102,426
Recorded expense			$ 64,552	515,436
Option modification expense				102,426
Employee Stock Option [Member]
Estimated unearned stock-based compensation				$ 9,000
Weighted average grant date fair value (in dollars per share)			$ 0.085